Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
October 31, 2021
FVDK6-NPRT1-1221
1.9884000.104
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	54,096	2,866,547
Entertainment - 0.9%
Activision Blizzard, Inc.	22,327	1,745,748
Interactive Media & Services - 3.1%
Alphabet, Inc. Class A (a)	1,578	4,672,332
Meta Platforms, Inc. Class A (a)	2,720	880,110
		5,552,442
Media - 5.4%
Comcast Corp. Class A	98,881	5,085,450
Fox Corp. Class A	13,561	538,914
Interpublic Group of Companies, Inc.	81,950	2,996,912
WPP PLC	76,860	1,110,993
		9,732,269
TOTAL COMMUNICATION SERVICES		19,897,006
CONSUMER DISCRETIONARY - 5.1%
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	4,400	779,724
Whirlpool Corp.	6,533	1,377,352
		2,157,076
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	18,512	1,420,241
Multiline Retail - 1.1%
Dollar General Corp.	8,972	1,987,477
Specialty Retail - 0.9%
Best Buy Co., Inc.	12,863	1,572,373
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	8,900	973,037
Tapestry, Inc.	28,290	1,102,744
		2,075,781
TOTAL CONSUMER DISCRETIONARY		9,212,948
CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	39,397	1,365,894
Food Products - 2.0%
Mondelez International, Inc.	41,473	2,519,070
Tyson Foods, Inc. Class A	13,596	1,087,272
		3,606,342
Household Products - 4.1%
Procter & Gamble Co.	28,910	4,133,841
Reckitt Benckiser Group PLC	16,607	1,348,203
Spectrum Brands Holdings, Inc.	10,217	957,844
The Clorox Co.	5,700	929,157
		7,369,045
TOTAL CONSUMER STAPLES		12,341,281
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corp.	28,400	1,830,948
Parex Resources, Inc.	64,800	1,258,197
		3,089,145
FINANCIALS - 19.4%
Banks - 8.4%
Bank of America Corp.	109,146	5,214,996
Cullen/Frost Bankers, Inc.	4,024	521,108
JPMorgan Chase & Co.	28,419	4,828,104
M&T Bank Corp.	12,629	1,857,978
PNC Financial Services Group, Inc.	12,828	2,707,093
		15,129,279
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	8,470	1,421,944
BlackRock, Inc. Class A	691	651,931
Invesco Ltd.	22,272	565,932
Northern Trust Corp.	8,800	1,082,752
		3,722,559
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	25,575	7,340,279
Insurance - 4.9%
Allstate Corp.	3,615	447,067
American International Group, Inc.	18,332	1,083,238
Chubb Ltd.	14,447	2,822,655
The Travelers Companies, Inc.	17,997	2,895,357
Willis Towers Watson PLC	6,873	1,665,190
		8,913,507
TOTAL FINANCIALS		35,105,624
HEALTH CARE - 18.3%
Biotechnology - 1.6%
Amgen, Inc.	2,590	536,052
Regeneron Pharmaceuticals, Inc. (a)	3,203	2,049,728
Vertex Pharmaceuticals, Inc. (a)	2,000	369,860
		2,955,640
Health Care Providers & Services - 10.6%
Anthem, Inc.	5,762	2,507,219
Centene Corp. (a)	52,707	3,754,847
Cigna Corp.	16,930	3,616,417
CVS Health Corp.	23,344	2,084,152
Humana, Inc.	4,671	2,163,420
UnitedHealth Group, Inc.	10,777	4,962,485
		19,088,540
Pharmaceuticals - 6.1%
AstraZeneca PLC sponsored ADR	39,655	2,473,679
Bristol-Myers Squibb Co.	62,844	3,670,090
Roche Holding AG (participation certificate)	7,671	2,971,701
Sanofi SA sponsored ADR	38,767	1,955,020
		11,070,490
TOTAL HEALTH CARE		33,114,670
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.6%
Airbus Group NV (a)	7,000	897,974
L3Harris Technologies, Inc.	7,429	1,712,682
Lockheed Martin Corp.	4,000	1,329,280
Northrop Grumman Corp.	7,252	2,590,559
		6,530,495
Air Freight & Logistics - 0.5%
Deutsche Post AG	15,126	935,832
Electrical Equipment - 0.7%
Regal Rexnord Corp.	7,894	1,202,493
Industrial Conglomerates - 1.2%
Siemens AG	13,573	2,206,725
Machinery - 3.9%
ITT, Inc.	14,801	1,392,330
Oshkosh Corp.	19,700	2,107,900
Otis Worldwide Corp.	14,783	1,187,223
Pentair PLC	18,882	1,396,702
Stanley Black & Decker, Inc.	5,405	971,441
		7,055,596
TOTAL INDUSTRIALS		17,931,141
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	68,873	3,854,822
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	17,232	2,515,872
IT Services - 3.4%
Amdocs Ltd.	15,430	1,201,071
Capgemini SA	4,792	1,115,112
Cognizant Technology Solutions Corp. Class A	25,061	1,957,013
Fiserv, Inc. (a)	19,800	1,950,102
		6,223,298
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	5,976	1,200,339
Software - 0.8%
NortonLifeLock, Inc.	57,023	1,451,235
TOTAL INFORMATION TECHNOLOGY		15,245,566
MATERIALS - 3.1%
Chemicals - 1.3%
DuPont de Nemours, Inc.	17,727	1,233,799
International Flavors & Fragrances, Inc.	7,979	1,176,504
		2,410,303
Metals & Mining - 1.8%
Lundin Mining Corp.	178,654	1,554,706
Newmont Corp.	31,049	1,676,646
		3,231,352
TOTAL MATERIALS		5,641,655
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	7,919	2,232,920
Simon Property Group, Inc.	9,288	1,361,435
		3,594,355
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (a)	43,595	4,537,368
TOTAL REAL ESTATE		8,131,723
UTILITIES - 9.4%
Electric Utilities - 8.0%
Duke Energy Corp.	18,759	1,913,606
Entergy Corp.	7,300	752,046
Evergy, Inc.	29,065	1,852,894
Exelon Corp.	47,966	2,551,312
PG&E Corp. (a)	198,734	2,305,314
Portland General Electric Co.	22,867	1,127,572
PPL Corp.	46,350	1,334,880
Southern Co.	41,871	2,609,401
		14,447,025
Multi-Utilities - 1.4%
Dominion Energy, Inc.	33,502	2,543,807
TOTAL UTILITIES		16,990,832
TOTAL COMMON STOCKS (Cost $129,172,775)		176,701,591

Nonconvertible Preferred Stocks - 1.5%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd. (Cost $2,104,068)	49,924	2,728,570

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $233,185)	233,138	233,185

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $131,510,028)	179,663,346
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,333,774
NET ASSETS - 100.0%	180,997,120

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	4,029,546	6,902,430	10,698,791	249	-	-	233,185	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	6	6	-	-	-	-	0.0%
Total	4,029,546	6,902,436	10,698,797	249	-	-	233,185

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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